Other Long-term Assets	12 Months Ended
Dec. 31, 2015
Other Long-term Assets
Other Long-term Assets

10.Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Copyrights, licenses and domain names	108,102	190,983
Staff housing loans	63,006	77,962
Non-current deposits	8,479	25,040
Others	12,051	24,260

	191,638	318,245

The Group made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is collateralized either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 1.5% to 3.5% per annum for the years ended December 31, 2014 and 2015, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2014 and 2015 amounted to approximately RMB24.7 million and RMB34.1 million, respectively, and are reported under prepayments and other current assets in the consolidated balance sheets (see Note 5).